Property, equipment and software, net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment
Impairment charges	¥ 19,743	$ 2,863	¥ 0	¥ 0
Property, Equipment and Software
Property, Plant and Equipment
Depreciation expenses of property, equipment and software	2,140		3,317	3,049
Impairment charges	¥ 1,112		¥ 0	¥ 0